COMPUTER SOFTWARE COSTS (Details 1) - USD ($)	Jun. 30, 2018	Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 3,488
2019	13,950
2020	13,950
2021	2,880
Total	$ 34,268